UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8461

Grand Prix Funds, Inc,
(Exact name of registrant as specified in charter)

Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Address of principal executive offices) (Zip code)

Robert Zuccaro
Target Investors, Inc.
Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Name and address of agent for service)

203-761-9600
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Grand Prix Fund
Schedule of Investments
January 31, 2005

	COMMON STOCKS - 101.6%
	Biotechnology - 4.8%
10,000	Affymetrix, Inc. (a)	411,600
25,000	Myriad Genetics, Inc. (a)	619,000
		$1,030,600
	Building & Housing - 4.8%
14,000	Toll Brothers, Inc. (a)	1,092,980

	Commercial Services & Supplies - 4.8%
55,000	Clean Harbors, Inc. (a)	1,036,200

	Computers & Peripherals - 5.7%
16,000	Apple Computer, Inc. (a)	1,230,400

	Electrical Equipment - 5.2%
20,000	Rockwell Automation, Inc.	1,133,000

	Electronic Components- 5.0%
50,000	LG. Philips LCD Co., Ltd ADR (a)(b)	1,080,000

	Health Care Services & Supplies - 3.3%
20,000	Hologic, Inc. (a)	714,000

	Household Products - 4.9%
28,000	Rayovac Corporation (a)	1,051,960

	Machinery - 9.1%
24,000	Cascade Corporation	878,400
15,000	Oshkosh Truck Corporation	1,100,850
		1,979,250

	Media - 1.1%
20,000	Navarre Corp. (a)	247,500

	Metals & Mining - 16.4%
40,000	Commercial Metals Company	1,156,000
40,000	NS Group, Inc. (a)	1,206,800
22,000	Quanex Corporation	1,159,840
		3,552,640
	Oil & Gas - 4.5%
18,000	Berry Petroleum Company - Class A	974,520

	Pharmaceuticals - 5.0%
22,000	American Pharmaceutical Partners, Inc. (a)	1,089,000

	Retail - 2.5%
20,000	Too, Inc. (a)	543,200

	Semiconductors - 3.9%
20,000	Netlogic Microsystems, Inc. (a)	257,800
15,000	Sigmatel, Inc. (a)	591,150
		848,950
	Software - 7.6%
26,000	Imergent, Inc. (a)	548,600
32,000	Macromedia, Inc. (a)	1,095,680
		1,644,280

	Telecommunications - 7.1%
12,000	Orckit Communications Ltd (a)(b)	552,600
60,000	Spectralink Corporation	995,400
		1,548,000

	Real Estate - 5.8%
46,000	Tarragon Corporation (a)	1,261,780
	TOTAL COMMON STOCKS (Cost $20,825,751)	22,028,260

	SHORT TERM INVESTMENTS - 0.0%
	Variable Rate Demand Notes - 0.0%
3,364	U.S. Bank, N.A.,2.30%	3,364
	TOTAL SHORT TERM INVESTMENTS (Cost $3,364)	3,364
	Total Investments (Cost $20,829,115) - 101.6%	22,031,624
	Liabilities in Excess of Other Assets - (1.6)%	(346,056)
	TOTAL NET ASSETS - 100.00%	$21,685,568

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Security

Super Core Fund
Schedule of Investments
January 31, 2005

Shares		Value

	COMMON STOCKS - 105.1%
	Biotechnology - 5.2%
4,093	Amgen Inc. (a)	$254,748

	Building & Housing - 22.8%
6,961	DR Horton, Inc.	276,908
4,844	Lennar Corporation - Class A	273,541
4,056	MDC Holdings, Inc.	295,277
360	NVR, Inc. (a)	284,850
		1,130,576

	Computers - 5.4%
6,390	Dell, Inc. (a)	266,846

	Consumer Electronics - 5.3%
2,140	Harman International Industries, Inc.	260,331

	Diversified - 5.2%
7,163	General Electric Company	258,799

	Financial Services - 10.5%
5,410	Citigroup Inc.	265,360
4,212	New Century Financial Corporation	252,257
		517,617

	Insurance - 5.1%
5,741	Fidelity National Financial, Inc.	251,571

	Internet - 3.8%
2,326	eBay, Inc. (a)	189,569

	Leisure & Gaming - 5.4%
3,984	Polaris Industries, Inc.	268,920

	Multimedia - 5.1%
273	The Washington Post Company - Class B	249,659

	Networking Products - 5.1%
13,951	Cisco Systems, Inc. (a)	251,676

	Oil & Gas - 5.4%
5,205	Exxon Mobil Corporation	268,578

	Retail - 5.1%
4,865	Wal-Mart Stores, Inc.	254,926

	Semiconductors - 5.1%
11,258	Intel Corp.	$252,742

	Software - 5.1%
9,647	Microsoft Corporation	253,523

	Transportation Services- 5.5%
4,795	Yellow Roadway Corp. (a)	271,493
	TOTAL COMMON STOCKS (Cost $4,549,715)	5,201,574

	EXCHANGE TRADED FUNDSS - 10.2%
4,007	iShares Russell 2000 Growth Index Fund	258,051
6,677	Nasdaq-100 Index Tracking Stock	249,720
	TOTAL EXCHANGE TRADED FUNDSS (Cost $463,913)	507,771

	SHORT TERM INVESTMENTS - 0.1%
	Variable Rate Demand Notess - 0.1%
2,943	U.S. Bank, N.A.,2.30%	2,943
	TOTAL SHORT TERM INVESTMENTS (Cost $2,943)	2,943
	Total Investments (Cost $5,016,571) - 115.4%	5,712,288
	Liabilities in Excess of Other Assets - (15.4)%	(764,066)
	TOTAL NET ASSETS - 100.00%	$4,948,222

(a)	Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)    The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)  under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)     there were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)(1)    Certification for the principal executive officer of the Registrant's as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed Herewith.

(a)(2)    Certification for the principal financial officer of the Registrant's as required by Rule 30a-2(a) the Act under (17 CFR 270.30a-2(a)).  Filed Herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grand Prix Funds, Inc.

By (Signature and Title) /s/ Robert Zuccaro
Robert Zuccaro, President

Date 3/26/2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert Zuccaro
Robert Zuccaro, President

Date  3/26/2005

By (Signature and Title) /s/ Robert Zuccaro
Robert Zuccaro, Treasurer

Date  3/26/2005